AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

March 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 63.0%
Information Technology – 16.2%
Communications Equipment – 0.6%
Arista Networks, Inc.(a)	1,952	$239,667
Ciena Corp.(a)	257	99,775
Cisco Systems, Inc.	7,206	559,113
F5, Inc.(a)	106	30,669
Lumentum Holdings, Inc.(a) (b)	129	90,656
Motorola Solutions, Inc.	304	131,927
Nokia Oyj	9,660	77,493
Telefonaktiebolaget LM Ericsson - Class B	5,104	58,187

		1,287,487

Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp. - Class A	2,232	282,013
CDW Corp./DE	238	28,803
Celestica, Inc.(a)	210	59,240
Coherent Corp.(a)	284	67,652
Corning, Inc.	1,486	202,051
Flex Ltd.(a)	675	44,185
Halma PLC	692	35,313
Hexagon AB - Class B	3,786	36,846
Ibiden Co., Ltd.	437	21,868
Jabil, Inc.	193	51,267
Keyence Corp.	355	126,347
Keysight Technologies, Inc.(a)	313	88,382
Kyocera Corp.	2,341	35,896
Murata Manufacturing Co., Ltd.	3,043	68,276
Shimadzu Corp.	432	10,266
TDK Corp.	3,545	46,050
TE Connectivity PLC	537	112,244
Teledyne Technologies, Inc.(a)	86	52,031
Yokogawa Electric Corp.	416	12,856
Zebra Technologies Corp. - Class A(a)	93	19,444

		1,401,030

IT Services – 0.6%
Accenture PLC - Class A	1,122	222,481
Capgemini SE	279	32,922
CGI, Inc.	351	25,661
Cognizant Technology Solutions Corp. - Class A	881	54,049
CoreWeave, Inc. - Class A(a) (b)	428	33,157
Fujitsu Ltd.	3,210	65,647
Gartner, Inc.(a)	132	20,901
GoDaddy, Inc. - Class A(a)	247	20,420
Indra Sistemas SA(b)	145	8,104
International Business Machines Corp.	1,705	413,275
MongoDB, Inc.(a)	149	36,471
NEC Corp.	2,363	58,799
Nomura Research Institute Ltd.	689	18,856
Obic Co., Ltd.	590	14,320
Okta, Inc.(a)	310	24,400
Otsuka Corp.	416	7,964
Shopify, Inc. - Class A(a)	2,230	264,599
Snowflake, Inc.(a)	587	88,531

Company	Shares	U.S. $ Value
TIS, Inc.	388	$8,296
Twilio, Inc. - Class A(a)	277	34,852
VeriSign, Inc.	152	37,751

		1,491,456

Semiconductors & Semiconductor Equipment – 7.2%
Advanced Micro Devices, Inc.(a)	2,969	603,984
Advantest Corp.	1,397	192,795
Analog Devices, Inc.	893	284,099
Applied Materials, Inc.	1,446	494,228
ASM International NV	85	64,426
ASML Holding NV	708	941,467
Astera Labs, Inc.(a)	243	26,633
BE Semiconductor Industries NV	133	28,488
Broadcom, Inc.	8,214	2,542,315
Credo Technology Group Holding Ltd.(a)	297	27,879
Disco Corp.	168	68,474
Entegris, Inc.	277	32,476
First Solar, Inc.(a)	186	36,690
Infineon Technologies AG	2,381	108,017
Intel Corp.(a)	8,242	363,720
Kioxia Holdings Corp.(a)	346	45,188
KLA Corp.	240	353,378
Lam Research Corp.	2,291	489,495
Lasertec Corp.	146	32,496
Marvell Technology, Inc.	1,547	153,230
Microchip Technology, Inc.	986	63,705
Micron Technology, Inc.	2,053	693,586
Monolithic Power Systems, Inc.	87	95,121
Nova Ltd.(a)	54	23,847
NVIDIA Corp.	44,314	7,728,362
NXP Semiconductors NV	459	90,359
ON Semiconductor Corp.(a)	734	45,449
Qnity Electronics, Inc.	382	44,075
QUALCOMM, Inc.	1,939	249,704
Renesas Electronics Corp.	3,241	46,337
SCREEN Holdings Co., Ltd.	296	17,635
STMicroelectronics NV	1,235	42,025
Teradyne, Inc.	286	84,788
Texas Instruments, Inc.	1,657	321,690
Tokyo Electron Ltd.	817	202,984
Tower Semiconductor Ltd.(a)	205	36,260

		16,675,405

Software – 3.9%
Adobe, Inc.(a)	764	185,713
AppLovin Corp. - Class A(a)	421	167,558
Atlassian Corp. - Class A(a)	307	20,953
Autodesk, Inc.(a)	387	92,648
Cadence Design Systems, Inc.(a)	497	138,101
Check Point Software Technologies Ltd.(a)	157	22,427
Cloudflare, Inc. - Class A(a)	576	118,852
Coinbase Global, Inc. - Class A(a) (b)	396	69,146
Constellation Software, Inc./Canada	37	64,951
Crowdstrike Holdings, Inc. - Class A(a)	460	179,589

Company	Shares	U.S. $ Value
CyberArk Software Ltd.(a) (c) (d)	92	$4,140
Dassault Systemes SE	1,223	24,759
Datadog, Inc. - Class A(a)	564	66,580
Descartes Systems Group, Inc. (The)(a)	157	11,245
Fair Isaac Corp.(a)	43	45,904
Fortinet, Inc.(a)	1,153	94,223
Gen Digital, Inc.	958	18,039
HubSpot, Inc.(a)	91	22,213
Intuit, Inc.	508	219,649
IREN Ltd.(a) (b)	600	20,568
Microsoft Corp.	12,876	4,766,309
Monday.com Ltd.(a)	79	5,460
Nebius Group NV(a) (b)	389	40,363
Nemetschek SE	105	7,860
Nice Ltd.(a)	113	12,476
Open Text Corp.(b)	460	10,251
Oracle Corp.	3,144	462,514
Oracle Corp. Japan	70	3,796
Palantir Technologies, Inc. - Class A(a)	4,166	609,402
Palo Alto Networks, Inc.(a)	1,474	236,383
PTC, Inc.(a)	217	30,920
Roper Technologies, Inc.	196	69,356
Sage Group PLC (The)	1,741	19,509
Salesforce, Inc.	1,709	319,019
Samsara, Inc. - Class A(a)	633	20,060
SAP SE	1,904	324,599
ServiceNow, Inc.(a)	1,892	197,809
Strategy, Inc.(a) (b)	476	59,405
Synopsys, Inc.(a)	349	138,371
Trimble, Inc.(a)	434	28,310
Tyler Technologies, Inc.(a)	79	27,048
WiseTech Global Ltd.(b)	368	9,929
Workday, Inc. - Class A(a)	389	50,539
Xero Ltd.(a)	310	16,383
Zoom Communications, Inc.(a)	463	37,221
Zscaler, Inc.(a)	189	26,515

		9,117,065

Technology Hardware, Storage & Peripherals – 3.3%
Apple, Inc.	26,803	6,802,333
Canon, Inc.(b)	1,581	43,869
Dell Technologies, Inc. - Class C	579	95,031
Everpure, Inc. - Class A(a)	573	33,830
FUJIFILM Holdings Corp.	2,041	38,893
Hewlett Packard Enterprise Co.	2,436	58,001
HP, Inc.	1,676	32,196
IonQ, Inc.(a) (b)	540	15,568
Logitech International SA (REG)	292	27,116
NetApp, Inc.	362	37,065
Seagate Technology Holdings PLC	397	155,529
Super Micro Computer, Inc.(a) (b)	981	22,337

Company	Shares	U.S. $ Value
Western Digital Corp.	624	$168,786

		7,530,554

		37,502,997

Financials – 10.3%
Banks – 4.5%
ABN AMRO Bank NV	1,063	33,698
AIB Group PLC	3,897	41,601
ANZ Group Holdings Ltd.	5,497	138,224
Banca Monte dei Paschi di Siena SpA	3,602	31,429
Banco Bilbao Vizcaya Argentaria SA	10,411	224,873
Banco BPM SpA	2,072	28,823
Banco Comercial Portugues SA	13,499	13,148
Banco de Sabadell SA	9,161	32,817
Banco Santander SA	26,787	300,302
Bank Hapoalim BM	2,281	53,569
Bank Leumi Le-Israel BM	2,703	60,447
Bank of America Corp.	12,496	609,180
Bank of Ireland Group PLC	1,737	31,515
Bank of Montreal	1,290	174,726
Bank of Nova Scotia (The)	2,254	156,310
Bankinter SA	1,229	19,464
Banque Cantonale Vaudoise (REG)	58	9,434
Barclays PLC	25,241	132,098
BAWAG Group AG(e)	140	21,284
BNP Paribas SA	1,833	174,618
BOC Hong Kong Holdings Ltd. - Class H	6,748	37,229
BPER Banca SpA	2,687	35,214
CaixaBank SA	7,045	84,453
Canadian Imperial Bank of Commerce	1,694	160,547
Chiba Bank Ltd. (The)	1,028	13,307
Citigroup, Inc.	3,263	370,057
Citizens Financial Group, Inc.	784	47,017
Commerzbank AG	1,336	48,736
Commonwealth Bank of Australia(b)	3,052	357,410
Credit Agricole SA	1,931	36,041
Danske Bank A/S	1,218	60,026
DBS Group Holdings Ltd.	3,881	172,705
DNB Bank ASA	1,617	50,594
Erste Group Bank AG	561	60,602
Fifth Third Bancorp	1,640	76,194
FinecoBank Banca Fineco SpA	1,115	24,807
First Citizens BancShares, Inc./NC - Class A	16	30,155
HSBC Holdings PLC	31,321	514,372
Huntington Bancshares, Inc./OH	3,699	57,889
ING Groep NV	5,326	138,245
Intesa Sanpaolo SpA	25,404	153,641
Israel Discount Bank Ltd. - Class A	2,231	22,528
Japan Post Bank Co., Ltd.	3,260	53,171
JPMorgan Chase & Co.	4,964	1,460,210
KBC Group NV	419	51,282
KeyCorp	1,685	33,784
Lloyds Banking Group PLC	107,384	133,095
M&T Bank Corp.	279	57,675
Mitsubishi UFJ Financial Group, Inc.	20,560	348,161
Mizrahi Tefahot Bank Ltd.	284	20,754
Mizuho Financial Group, Inc.	4,540	183,796
National Australia Bank Ltd.	5,594	161,810
National Bank of Canada(b)	711	92,004

Company	Shares	U.S. $ Value
NatWest Group PLC	14,584	$108,038
Nordea Bank Abp	5,636	97,047
Oversea-Chinese Banking Corp., Ltd.	6,175	105,764
Pinnacle Financial Partners, Inc.	276	23,775
PNC Financial Services Group, Inc. (The)	711	147,952
Raiffeisen Bank International AG	240	10,279
Regions Financial Corp.	1,586	41,426
Resona Holdings, Inc.	3,787	43,201
Royal Bank of Canada	2,549	412,062
Skandinaviska Enskilda Banken AB(b)	2,761	51,020
Societe Generale SA	1,259	91,928
Standard Chartered PLC	3,500	72,940
Sumitomo Mitsui Financial Group, Inc.	6,683	219,739
Sumitomo Mitsui Trust Group, Inc.	1,158	36,890
Svenska Handelsbanken AB - Class A(b)	2,660	35,069
Swedbank AB - Class A	1,548	52,761
Toronto-Dominion Bank (The)	3,081	287,746
Truist Financial Corp.	2,334	107,294
UniCredit SpA	2,557	183,449
United Overseas Bank Ltd.	2,280	65,267
US Bancorp	2,835	147,448
Wells Fargo & Co.	5,725	455,767
Westpac Banking Corp.(b)	6,237	172,361
Yokohama Financial Group, Inc.	1,879	16,772

		10,421,066

Capital Markets – 2.0%
3i Group PLC	1,811	59,022
Ameriprise Financial, Inc.	170	75,548
Amundi SA	113	9,711
Ares Management Corp. - Class A	396	43,204
ASX Ltd.(b)	354	12,844
Bank of New York Mellon Corp. (The)	1,255	148,881
Blackrock, Inc.	269	258,700
Blackstone, Inc.	1,347	154,891
Brookfield Asset Management Ltd. - Class A	747	33,212
Brookfield Corp.	3,760	152,362
Carlyle Group, Inc. (The)	430	20,808
Cboe Global Markets, Inc.	191	53,684
Charles Schwab Corp. (The)	3,079	289,364
CME Group, Inc.	658	194,340
CVC Capital Partners PLC(b) (e)	388	5,065
Daiwa Securities Group, Inc.	2,433	23,054
Deutsche Bank AG (REG)	3,310	98,506
Deutsche Boerse AG	343	100,480
EQT AB(b)	901	27,956
Euronext NV(e)	142	22,803
Futu Holdings Ltd. (ADR)(a)	104	14,223
Goldman Sachs Group, Inc. (The)	544	460,219
Hong Kong Exchanges & Clearing Ltd. - Class H	2,196	110,784
IGM Financial, Inc.(b)	150	7,147
Interactive Brokers Group, Inc. - Class A	813	54,528
Intercontinental Exchange, Inc.	1,040	163,571
Japan Exchange Group, Inc.	1,787	20,869
Julius Baer Group Ltd.	394	28,980
KKR & Co., Inc.	1,138	105,265
London Stock Exchange Group PLC	836	98,721
LPL Financial Holdings, Inc.	146	43,921

Company	Shares	U.S. $ Value
Macquarie Group Ltd.	660	$93,757
Moody’s Corp.	292	127,385
Morgan Stanley	2,165	356,294
MSCI, Inc.	137	73,844
Nasdaq, Inc.	833	70,713
Nomura Holdings, Inc.	5,481	43,158
Northern Trust Corp.	345	48,152
Partners Group Holding AG	43	46,347
Raymond James Financial, Inc.	342	49,518
Robinhood Markets, Inc. - Class A(a)	1,368	94,802
S&P Global, Inc.	565	240,317
SBI Holdings, Inc.	1,024	18,961
Schroders PLC	1,322	10,179
Singapore Exchange Ltd.	1,563	23,844
State Street Corp.	510	64,546
T. Rowe Price Group, Inc.	398	35,876
TMX Group Ltd.	507	17,979
Tradeweb Markets, Inc. - Class A	213	25,062
UBS Group AG (REG)	6,078	237,002

		4,570,399

Consumer Finance – 0.3%
American Express Co.	1,005	303,993
Capital One Financial Corp.	1,160	211,619
SoFi Technologies, Inc.(a)	2,306	36,619
Synchrony Financial	657	44,689

		596,920

Financial Services – 1.6%
Adyen NV(a) (b)	46	46,039
Affirm Holdings, Inc.(a)	502	23,002
Apollo Global Management, Inc.	794	88,467
Banca Mediolanum SpA	408	8,266
Berkshire Hathaway, Inc. - Class B(a)	2,508	1,201,833
Block, Inc.(a)	999	60,120
Corebridge Financial, Inc.	507	12,097
Corpay, Inc.(a)	121	35,210
EXOR NV(d)	171	13,090
Fidelity National Information Services, Inc.	945	44,330
Fiserv, Inc.(a)	981	54,740
Global Payments, Inc.	434	29,208
Groupe Bruxelles Lambert NV	146	13,281
Industrivarden AB - Class A	198	9,862
Industrivarden AB - Class C	285	14,127
Infratil Ltd.(b)	1,731	11,672
Investor AB - Class B(b)	3,322	125,820
Jack Henry & Associates, Inc.	132	20,861
L E Lundbergforetagen AB - Class B	139	7,903
M&G PLC	4,174	15,162
Mastercard, Inc. - Class A	1,544	771,475
Mitsubishi HC Capital, Inc.	1,605	14,402
ORIX Corp.	2,121	62,933
PayPal Holdings, Inc.	1,622	73,363
Poste Italiane SpA	834	19,631
Rocket Cos., Inc. - Class A	1,678	23,911
Sofina SA(b)	30	7,285
Sony Financial Group, Inc.	11,082	10,152

Company	Shares	U.S. $ Value
Toast, Inc. - Class A(a)	847	$22,454
Visa, Inc. - Class A	3,074	929,086
Washington H Soul Pattinson & Co., Ltd.(b)	624	17,536
Wise PLC - Class A(a)	1,215	14,631

		3,801,949

Insurance – 1.9%
Admiral Group PLC	475	19,867
Aegon Ltd.	2,295	16,784
Aflac, Inc.	908	99,617
Ageas SA/NV	272	20,023
AIA Group Ltd. - Class H	19,160	212,893
Allianz SE (REG)	694	293,089
Allstate Corp. (The)	475	98,486
American International Group, Inc.	984	74,046
Aon PLC - Class A	372	120,074
Arch Capital Group Ltd.(a)	662	63,545
Arthur J Gallagher & Co.	468	101,359
ASR Nederland NV	286	19,690
Aviva PLC	5,576	44,750
AXA SA	3,050	140,152
Brown & Brown, Inc.	530	34,561
Chubb Ltd.	682	222,284
Cincinnati Financial Corp.	285	44,845
Dai-ichi Life Holdings, Inc.	6,412	59,131
Erie Indemnity Co. - Class A	46	11,560
Everest Group Ltd.	77	25,167
Fairfax Financial Holdings Ltd.(b)	38	64,749
Fidelity National Financial, Inc.	470	21,799
Generali	1,554	62,520
Gjensidige Forsikring ASA	365	9,548
Great-West Lifeco, Inc.	496	23,229
Hannover Rueck SE	110	34,584
Hartford Insurance Group, Inc. (The)	506	68,426
Helvetia Baloise Holding AG	150	38,822
iA Financial Corp., Inc.	167	18,533
Insurance Australia Group Ltd.	4,313	21,842
Intact Financial Corp.	325	58,893
Japan Post Holdings Co., Ltd.	3,253	37,561
Japan Post Insurance Co., Ltd.	1,017	10,257
Legal & General Group PLC	10,390	34,145
Loews Corp.	321	34,264
Manulife Financial Corp.	3,059	105,375
Mapfre SA	1,685	7,509
Markel Group, Inc.(a)	23	44,024
Marsh & McLennan Cos., Inc.	894	155,064
Medibank Pvt. Ltd.	5,022	15,195
MetLife, Inc.	1,022	72,276
MS&AD Insurance Group Holdings, Inc.	2,346	61,220
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	238	150,307
NN Group NV	480	37,486
Phoenix Financial Ltd.	416	22,212
Power Corp. of Canada(b)	1,006	48,431
Principal Financial Group, Inc.	401	36,134
Progressive Corp. (The)	1,069	211,919
Prudential Financial, Inc.	639	62,424
Prudential PLC	4,643	64,552

Company	Shares	U.S. $ Value
QBE Insurance Group Ltd.	2,746	$40,522
Sampo Oyj - Class A	4,382	46,608
Sompo Holdings, Inc.	1,618	62,986
Standard Life PLC	1,277	11,565
Sun Life Financial, Inc.	1,010	63,275
Suncorp Group Ltd.(b)	1,975	22,165
Swiss Life Holding AG (REG)	55	59,907
Swiss Re AG	572	96,083
T&D Holdings, Inc.	843	21,593
Talanx AG	118	14,642
Tokio Marine Holdings, Inc.	3,350	157,252
Travelers Cos., Inc. (The)	407	118,714
Tryg A/S	613	14,611
Unipol Assicurazioni SpA	654	15,193
W R Berkley Corp.	451	29,892
Willis Towers Watson PLC	175	50,872
Zurich Insurance Group AG	280	197,909

		4,379,012

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
Annaly Capital Management, Inc.	1,247	26,374

		23,795,720

Industrials – 7.5%
Aerospace & Defense – 1.7%
Airbus SE	1,084	204,955
Axon Enterprise, Inc.(a)	137	58,183
BAE Systems PLC	5,472	160,431
Boeing Co. (The)(a)	1,428	284,215
Bombardier, Inc. - Class B(a)	161	28,473
CAE, Inc.(a)	557	14,503
CSG NV(a)	365	9,847
Curtiss-Wright Corp.	67	45,635
Dassault Aviation SA	36	13,399
Elbit Systems Ltd.	51	42,999
FTAI Aviation Ltd.	187	45,815
General Dynamics Corp.	419	143,809
General Electric Co.	1,924	545,973
HEICO Corp.	81	22,210
HEICO Corp. - Class A	138	29,130
Hensoldt AG	116	10,295
Howmet Aerospace, Inc.	697	160,631
Kongsberg Gruppen ASA	802	34,187
L3Harris Technologies, Inc.	341	117,696
Leonardo SpA	738	50,198
Lockheed Martin Corp.	378	228,459
Melrose Industries PLC	2,292	15,531
MTU Aero Engines AG	98	35,752
Northrop Grumman Corp.	247	168,513
Rheinmetall AG	84	141,690
Rocket Lab Corp.(a)	877	56,321
Rolls-Royce Holdings PLC	15,315	232,672
RTX Corp.	2,445	471,641
Saab AB - Class B	584	38,223
Safran SA	648	212,045
Singapore Technologies Engineering Ltd.	2,847	24,163
Textron, Inc.	322	28,194
Thales SA	169	49,558

Company	Shares	U.S. $ Value
TransDigm Group, Inc.	103	$119,373

		3,844,719

Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	216	35,871
Deutsche Post AG	1,678	88,442
DSV A/S	373	90,083
Expeditors International of Washington, Inc.	245	35,092
FedEx Corp.	407	144,965
InPost SA(a)	456	8,073
United Parcel Service, Inc. - Class B	1,348	132,616

		535,142

Building Products – 0.4%
AGC, Inc.	357	12,648
Allegion PLC	157	22,810
Assa Abloy AB - Class B	1,828	66,078
Belimo Holding AG (REG)	17	13,807
Builders FirstSource, Inc.(a)	202	16,631
Carlisle Cos., Inc.	76	25,355
Carrier Global Corp.	1,383	77,877
Cie de Saint-Gobain SA	812	67,229
Daikin Industries Ltd.	481	57,694
Geberit AG (REG)	65	43,877
Johnson Controls International PLC	1,116	146,140
Kingspan Group PLC	279	23,857
Lennox International, Inc.(b)	58	26,920
Masco Corp.	379	22,880
Nibe Industrier AB - Class B(b)	2,764	11,549
Otis Worldwide Corp.	711	54,804
ROCKWOOL A/S - Class B	177	4,916
Trane Technologies PLC	404	168,363

		863,435

Commercial Services & Supplies – 0.3%
Brambles Ltd.	2,476	38,859
Cintas Corp.	657	111,125
Copart, Inc.(a)	1,678	55,710
Dai Nippon Printing Co., Ltd.	717	13,064
Element Fleet Management Corp.	729	15,810
GFL Environmental, Inc.	442	18,438
RB Global, Inc.	339	32,511
Rentokil Initial PLC	4,606	28,584
Republic Services, Inc.	395	86,513
Rollins, Inc.	531	28,361
Secom Co., Ltd.	723	27,540
Securitas AB - Class B	897	15,023
TOPPAN Holdings, Inc.	430	11,341
Veralto Corp.	453	40,054
Verisure PLC(a)	471	4,889
Waste Connections, Inc.	467	75,859
Waste Management, Inc.	735	168,896

		772,577

Construction & Engineering – 0.3%
ACS Actividades de Construccion y Servicios SA	322	39,270
AECOM	241	20,442

Company	Shares	U.S. $ Value
AtkinsRealis Group, Inc.	300	$19,301
Bouygues SA	351	20,343
Comfort Systems USA, Inc.	64	88,255
Eiffage SA	125	19,171
EMCOR Group, Inc.	82	60,541
Ferrovial SE	937	60,958
HOCHTIEF AG	28	12,736
Kajima Corp.	771	29,413
Obayashi Corp.	1,160	28,096
Quanta Services, Inc.	272	149,333
Shimizu Corp.	915	16,416
Skanska AB - Class B(b)	621	16,797
Stantec, Inc.	208	17,982
Taisei Corp.	267	27,662
Vinci SA	902	135,389
WSP Global, Inc.	246	38,286

		800,391

Electrical Equipment – 1.0%
ABB Ltd. (REG)	3,001	244,005
AMETEK, Inc.	420	90,031
Bloom Energy Corp. - Class A(a)	410	55,551
Eaton Corp. PLC	708	253,230
Emerson Electric Co.	1,025	134,295
Fuji Electric Co., Ltd.	259	18,143
Fujikura Ltd.	2,754	75,741
GE Vernova, Inc.	495	432,085
Hubbell, Inc.	97	47,602
Legrand SA	478	74,260
Mitsubishi Electric Corp.	3,468	113,428
NIDEC Corp.(a)	1,522	19,327
Prysmian SpA	513	60,581
Rockwell Automation, Inc.	205	73,570
Schneider Electric SE	1,000	272,382
Siemens Energy AG	1,413	243,671
Vertiv Holdings Co. - Class A	663	166,135
Vestas Wind Systems A/S	1,842	55,575

		2,429,612

Ground Transportation – 0.5%
Ayvens SA(e)	643	7,581
Canadian National Railway Co.	954	98,191
Canadian Pacific Kansas City Ltd.	1,636	128,742
Central Japan Railway Co.	1,409	36,636
CSX Corp.	3,397	139,447
East Japan Railway Co.	1,758	40,208
Grab Holdings Ltd. - Class A(a)	4,338	15,877
Hankyu Hanshin Holdings, Inc.	436	12,607
JB Hunt Transport Services, Inc.	139	29,454
MTR Corp., Ltd. - Class H(b)	2,838	11,630
Norfolk Southern Corp.	409	117,383
Old Dominion Freight Line, Inc.	343	67,022
Seibu Holdings, Inc.	383	10,701
TFI International, Inc.	143	15,565
Tokyu Corp.	912	10,765
Uber Technologies, Inc.(a)	3,600	258,948
Union Pacific Corp.	1,082	262,515

Company	Shares	U.S. $ Value
West Japan Railway Co.	748	$14,743

		1,278,015

Industrial Conglomerates – 0.5%
3M Co.	969	140,728
CK Hutchison Holdings Ltd. - Class H	4,889	37,528
Hikari Tsushin, Inc.	32	8,141
Hitachi Ltd.	8,355	245,098
Honeywell International, Inc.	1,158	261,743
Investment AB Latour - Class B	270	5,820
Jardine Matheson Holdings Ltd.	297	21,349
Keppel Ltd.	2,656	24,468
Lifco AB - Class B	425	12,857
Sekisui Chemical Co., Ltd.	667	11,198
Siemens AG (REG)	1,386	337,677
Smiths Group PLC	579	17,669
Swire Pacific Ltd. - Class H	639	6,984

		1,131,260

Machinery – 1.3%
Alfa Laval AB	528	28,882
Alstom SA(a)	632	18,074
Atlas Copco AB - Class A	4,898	86,434
Atlas Copco AB - Class B	2,846	44,489
Caterpillar, Inc.	853	604,316
CNH Industrial NV	1,594	17,534
Cummins, Inc.	252	135,581
Daifuku Co., Ltd.(b)	589	20,797
Daimler Truck Holding AG	838	41,268
Deere & Co.	469	264,188
Dover Corp.	250	52,112
Ebara Corp.	843	23,864
Epiroc AB - Class A	1,202	29,589
Epiroc AB - Class B	711	15,231
FANUC Corp.	1,702	59,326
Fortive Corp.	618	34,163
GEA Group AG	267	19,149
Graco, Inc.	303	25,649
IDEX Corp.	137	25,968
IHI Corp.	1,876	38,707
Illinois Tool Works, Inc.	503	130,926
Indutrade AB	498	11,419
Ingersoll Rand, Inc.	721	57,767
Kawasaki Heavy Industries Ltd.	1,380	25,954
Knorr-Bremse AG	132	15,081
Komatsu Ltd.	1,734	69,049
Kone Oyj - Class B	620	39,581
Kubota Corp.	1,765	28,284
Makita Corp.	409	13,442
Metso Oyj	1,209	20,952
Minebea Mitsumi, Inc.	662	10,993
Mitsubishi Heavy Industries Ltd.	5,845	160,601
Nordson Corp.	97	25,808
PACCAR, Inc.	958	110,649
Parker-Hannifin Corp.	230	205,905
Pentair PLC	299	26,046
Rational AG	9	6,603
Sandvik AB	1,944	74,731
Schindler Holding AG	78	25,693

Company	Shares	U.S. $ Value
SKF AB - Class B	622	$14,994
SMC Corp.	105	41,296
Snap-on, Inc.	95	34,506
Spirax Group PLC	134	12,022
Techtronic Industries Co., Ltd. - Class H	2,669	35,445
Toyota Industries Corp.(a)	297	38,408
Trelleborg AB - Class B	370	13,838
VAT Group AG(e)	52	32,440
Volvo AB - Class B	2,898	95,284
Wartsila Oyj Abp	917	34,156
Westinghouse Air Brake Technologies Corp.	312	77,972
Xylem, Inc./NY	444	53,058
Yangzijiang Shipbuilding Holdings Ltd.	4,711	13,994

		3,142,218

Marine Transportation – 0.1%
AP Moller - Maersk A/S - Class A	5	12,243
AP Moller - Maersk A/S - Class B	7	17,485
Kawasaki Kisen Kaisha Ltd.	641	10,827
Kuehne & Nagel International AG (REG)(b)	92	21,068
Mitsui OSK Lines Ltd.	629	26,142
Nippon Yusen KK	752	27,624
SITC International Holdings Co., Ltd. - Class H	2,462	10,780

		126,169

Passenger Airlines – 0.1%
ANA Holdings, Inc.	291	5,212
Delta Air Lines, Inc.	298	19,811
Deutsche Lufthansa AG (REG)	1,094	9,316
International Consolidated Airlines Group SA	2,155	10,228
Japan Airlines Co., Ltd.	263	4,294
Qantas Airways Ltd.	1,352	7,942
Ryanair Holdings PLC	1,531	43,101
Singapore Airlines Ltd.	2,878	14,841
United Airlines Holdings, Inc.(a)	148	13,626

		128,371

Professional Services – 0.4%
Automatic Data Processing, Inc.	738	149,947
Broadridge Financial Solutions, Inc.	213	34,608
Bureau Veritas SA	621	18,587
Computershare Ltd.	949	18,717
Equifax, Inc.	223	40,156
Experian PLC	1,673	57,877
Intertek Group PLC	281	13,673
Jacobs Solutions, Inc.	216	27,493
Leidos Holdings, Inc.	222	34,525
Paychex, Inc.	590	54,351
Randstad NV(b)	193	5,037
Recruit Holdings Co., Ltd.	2,567	111,844
RELX PLC	3,321	108,804
SGS SA (REG)	317	33,408
SS&C Technologies Holdings, Inc.	400	27,028
Thomson Reuters Corp.	287	25,904
TransUnion(b)	355	24,562
Verisk Analytics, Inc.	254	48,197

Company	Shares	U.S. $ Value
Wolters Kluwer NV(b)	424	$31,668

		866,386

Trading Companies & Distributors – 0.6%
AddTech AB - Class B	474	16,265
AerCap Holdings NV	305	41,840
Beijer Ref AB - Class B	746	10,342
Brenntag SE	224	15,173
Bunzl PLC	591	17,792
Fastenal Co.	2,094	97,162
Ferguson Enterprises, Inc.	357	83,274
ITOCHU Corp.	10,838	137,865
Marubeni Corp.	2,574	94,162
Mitsubishi Corp.	5,878	201,650
Mitsui & Co., Ltd.	4,504	174,091
MonotaRO Co., Ltd.	457	4,954
Rexel SA	405	16,049
SGH Ltd.(b)	371	10,555
Sumitomo Corp.	1,988	74,389
Sunbelt Rentals Holdings, Inc.	766	48,864
Toromont Industries Ltd.	148	20,721
Toyota Tsusho Corp.	1,259	48,795
United Rentals, Inc.	116	84,513
Watsco, Inc.	64	23,283
WW Grainger, Inc.	82	89,446

		1,311,185

Transportation Infrastructure – 0.1%
Aena SME SA	1,368	40,352
Aeroports de Paris SA	63	7,697
Auckland International Airport Ltd.	3,091	14,157
Getlink SE	552	11,912
Transurban Group	5,680	55,407

		129,525

		17,359,005

Health Care – 6.1%
Biotechnology – 1.0%
AbbVie, Inc.	3,223	700,970
Alnylam Pharmaceuticals, Inc.(a)	241	79,740
Amgen, Inc.	982	345,517
Argenx SE(a)	113	82,009
Biogen, Inc.(a)	268	49,132
CSL Ltd.	885	86,924
Genmab A/S(a)	111	29,895
Gilead Sciences, Inc.	2,263	315,394
Grifols SA(b)	544	5,691
Incyte Corp.(a)	305	28,707
Insmed, Inc.(a)	389	63,609
Natera, Inc.(a)	240	47,998
Neurocrine Biosciences, Inc.(a)	182	23,977
Regeneron Pharmaceuticals, Inc.	188	145,256
Revolution Medicines, Inc.(a)	265	25,771
Swedish Orphan Biovitrum AB(a)	358	15,004
United Therapeutics Corp.(a)	75	44,473

Company	Shares	U.S. $ Value
Vertex Pharmaceuticals, Inc.(a)	463	$206,748

		2,296,815

Health Care Equipment & Supplies – 1.0%
Abbott Laboratories	3,171	325,567
Alcon AG	911	68,863
Becton Dickinson & Co.	520	81,760
BioMerieux	76	8,119
Boston Scientific Corp.(a)	2,704	169,676
Cochlear Ltd.(b)	119	14,003
Coloplast A/S - Class B	230	15,667
Cooper Cos., Inc. (The)(a)	358	25,597
Demant A/S(a)	175	5,303
Dexcom, Inc.(a)	712	44,714
Edwards Lifesciences Corp.(a)	1,059	84,805
EssilorLuxottica SA	549	127,931
Fisher & Paykel Healthcare Corp., Ltd.	1,071	23,223
GE HealthCare Technologies, Inc.	831	59,151
Hologic, Inc.(a)	407	30,765
Hoya Corp.	617	106,963
IDEXX Laboratories, Inc.(a)	146	82,036
Insulet Corp.(a)	128	26,859
Intuitive Surgical, Inc.(a)	647	298,261
Koninklijke Philips NV	1,405	38,430
Medtronic PLC	2,338	202,588
Olympus Corp.	2,032	19,360
ResMed, Inc.	266	59,712
Siemens Healthineers AG	617	26,325
Smith & Nephew PLC	1,472	23,322
Solventum Corp.(a)	285	18,610
Sonova Holding AG (REG)	97	22,117
STERIS PLC	179	39,582
Straumann Holding AG (REG)	214	22,389
Stryker Corp.	628	206,354
Sysmex Corp.	918	8,006
Terumo Corp.	2,430	32,646
Zimmer Biomet Holdings, Inc.	362	32,732

		2,351,436

Health Care Providers & Services – 0.7%
Cardinal Health, Inc.	433	91,497
Cencora, Inc.	336	105,551
Centene Corp.(a)	897	29,368
Cigna Group (The)	487	129,907
CVS Health Corp.	2,315	166,263
Elevance Health, Inc.	405	118,564
Fresenius Medical Care AG	401	18,172
Fresenius SE & Co. KGaA	770	39,960
HCA Healthcare, Inc.	291	137,713
Humana, Inc.	220	38,146
Labcorp Holdings, Inc.	151	40,288
McKesson Corp.	225	194,706
Quest Diagnostics, Inc.	203	39,784
Sigma Healthcare Ltd.(b)	9,473	17,506
Sonic Healthcare Ltd.(b)	856	12,163
UnitedHealth Group, Inc.	1,652	447,014

Company	Shares	U.S. $ Value
Universal Health Services, Inc. - Class B	101	$18,076

		1,644,678

Health Care Technology – 0.1%
M3, Inc.	805	8,263
Pro Medicus Ltd.(b)	105	8,653
Veeva Systems, Inc. - Class A(a)	285	50,063

		66,979

Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	517	58,928
Danaher Corp.	1,159	219,747
Eurofins Scientific SE	216	15,761
Illumina, Inc.(a)	279	34,390
IQVIA Holdings, Inc.(a)	311	53,038
Lonza Group AG (REG)	134	85,964
Mettler-Toledo International, Inc.(a)	37	46,664
QIAGEN NV(a)	377	15,272
Sartorius AG (Preference Shares)	48	12,010
Sartorius Stedim Biotech	53	10,322
Thermo Fisher Scientific, Inc.	685	336,698
Waters Corp.(a)	179	53,306
West Pharmaceutical Services, Inc.	131	32,834

		974,934

Pharmaceuticals – 2.9%
Astellas Pharma, Inc.	3,300	53,796
AstraZeneca PLC	2,828	552,987
Bayer AG (REG)	1,792	82,930
Bristol-Myers Squibb Co.	3,713	225,193
Chugai Pharmaceutical Co., Ltd.(b)	1,225	67,557
Daiichi Sankyo Co., Ltd.	3,282	58,717
Eisai Co., Ltd.	479	14,996
Eli Lilly & Co.	1,465	1,347,463
Financiere de Tubize SA	37	9,178
Galderma Group AG(a)	296	58,174
GSK PLC	7,432	204,718
Haleon PLC	16,242	80,382
Ipsen SA	69	12,895
Johnson & Johnson	4,394	1,074,069
Kyowa Kirin Co., Ltd.(b)	431	7,054
Merck & Co., Inc.	4,527	544,553
Merck KGaA	236	29,985
Novartis AG (REG)	3,640	558,719
Novo Nordisk A/S - Class B	5,873	214,919
Orion Oyj - Class B(b)	199	16,084
Otsuka Holdings Co., Ltd.	792	56,209
Pfizer, Inc.	10,370	291,190
Recordati Industria Chimica e Farmaceutica SpA	210	12,024
Roche Holding AG	1,345	536,777
Roche Holding AG (BR)(a)	61	25,276
Royalty Pharma PLC - Class A	741	35,546
Sandoz Group AG	13	1,019
Sanofi SA	2,001	193,236
Shionogi & Co., Ltd.	1,379	30,505
Takeda Pharmaceutical Co., Ltd.	2,901	106,838

Company	Shares	U.S. $ Value
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	2,091	$62,981
UCB SA	231	69,600
Zoetis, Inc.	804	95,041

		6,730,611

		14,065,453

Consumer Discretionary – 5.9%
Automobile Components – 0.1%
Aisin Corp.	900	12,679
Aptiv PLC(a)	395	27,429
Bridgestone Corp.	2,082	43,385
Cie Generale des Etablissements Michelin SCA	1,191	40,802
Continental AG	201	14,031
Denso Corp.	3,185	39,934
Magna International, Inc.	488	27,254
Sumitomo Electric Industries Ltd.	1,303	74,037

		279,551

Automobiles – 1.3%
Bayerische Motoren Werke AG	512	47,363
Bayerische Motoren Werke AG (Preference Shares)	100	9,205
Dr. Ing. h.c. F. Porsche AG (Preference Shares)(e)	208	9,475
Ferrari NV	230	78,040
Ford Motor Co.	7,140	82,396
General Motors Co.	1,702	126,799
Honda Motor Co., Ltd.	6,740	54,551
Isuzu Motors Ltd.	976	14,055
Mercedes-Benz Group AG	1,317	80,947
Nissan Motor Co., Ltd.(a)	4,064	8,808
Porsche Automobil Holding SE (Preference Shares)	279	10,216
Renault SA	351	12,034
Rivian Automotive, Inc. - Class A(a) (b)	1,451	21,837
Stellantis NV(a)	3,677	26,576
Subaru Corp.	1,069	17,223
Suzuki Motor Corp.	2,866	34,933
Tesla, Inc.(a)	5,155	1,916,371
Toyota Motor Corp.	17,282	359,247
Volkswagen AG (Preference Shares)	376	38,462
Yamaha Motor Co., Ltd.	1,671	12,072

		2,960,610

Broadline Retail – 2.0%
Amazon.com, Inc.(a)	17,545	3,654,097
Canadian Tire Corp., Ltd. - Class A	90	12,104
Cie Financiere Richemont SA (REG) - Class A	1,029	181,686
Dollarama, Inc.	499	61,242
eBay, Inc.	825	75,092
MercadoLibre, Inc.(a)	83	143,509
Next PLC	212	35,817
Pan Pacific International Holdings Corp.	3,476	21,204
Prosus NV(a)	2,386	110,461
Rakuten Group, Inc.(a)	2,769	12,944

Company	Shares	U.S. $ Value
Ryohin Keikaku Co., Ltd.	922	$19,675
Sea Ltd. (ADR)(a)	722	59,789
Wesfarmers Ltd.	2,070	105,686

		4,493,306

Distributors – 0.0%
D’ieteren Group	39	7,221
Genuine Parts Co.	254	26,860

		34,081

Diversified Consumer Services – 0.0%
Pearson PLC	1,044	13,764

Hotels, Restaurants & Leisure – 1.0%
Accor SA	342	16,403
Airbnb, Inc. - Class A(a)	785	99,130
Amadeus IT Group SA	822	47,003
Aristocrat Leisure Ltd.	1,009	32,071
Booking Holdings, Inc.	59	248,409
Carnival Corp.	2,031	52,562
Chipotle Mexican Grill, Inc.(a)	2,412	77,208
Compass Group PLC	3,101	86,521
Darden Restaurants, Inc.	210	41,168
Delivery Hero SE(a)	356	6,615
Domino’s Pizza, Inc.	59	21,169
DoorDash, Inc. - Class A(a)	704	105,706
DraftKings, Inc. - Class A(a)	819	17,707
Entain PLC	1,108	8,324
Evolution AB(a) (e)	242	15,209
Expedia Group, Inc.	214	49,410
Flutter Entertainment PLC(a)	305	31,095
Galaxy Entertainment Group Ltd. - Class H	3,594	16,245
Hilton Worldwide Holdings, Inc.	424	128,930
Hyatt Hotels Corp. - Class A	76	10,928
InterContinental Hotels Group PLC	263	34,683
Las Vegas Sands Corp.	556	29,957
Lottery Corp., Ltd. (The)	4,059	15,159
Marriott International, Inc./MD - Class A	416	136,061
McDonald’s Corp.	1,299	403,716
Oriental Land Co., Ltd./Japan	1,970	33,529
Restaurant Brands International, Inc.	600	44,399
Royal Caribbean Cruises Ltd.	473	130,160
Sands China Ltd. - Class H	4,428	9,438
Sodexo SA	161	8,264
Starbucks Corp.	2,074	185,810
Whitbread PLC	308	9,470
Yum! Brands, Inc.	507	78,828
Zensho Holdings Co., Ltd.	176	10,275

		2,241,562

Household Durables – 0.3%
Barratt Redrow PLC	2,470	8,591
DR Horton, Inc.	480	65,866
Garmin Ltd.	298	69,139
Lennar Corp. - Class A	374	32,478
NVR, Inc.(a)	5	32,949
Panasonic Holdings Corp.	4,252	71,312

Company	Shares	U.S. $ Value
PulteGroup, Inc.	356	$41,869
Sekisui House Ltd.	1,088	24,379
Sony Group Corp.	11,215	233,751

		580,334

Leisure Products – 0.0%
Bandai Namco Holdings, Inc.	1,067	26,323
Shimano, Inc.(b)	134	13,990

		40,313

Specialty Retail – 0.9%
AutoZone, Inc.(a)	30	101,333
Avolta AG(a)	168	10,073
Best Buy Co., Inc.	364	23,369
Burlington Stores, Inc.(a)	115	37,419
Carvana Co.(a)	246	77,337
Dick’s Sporting Goods, Inc.	121	23,993
Fast Retailing Co., Ltd.	348	137,497
H & M Hennes & Mauritz AB - Class B(b)	900	16,838
Home Depot, Inc. (The)	1,816	597,264
Industria de Diseno Textil SA	1,989	115,777
JD Sports Fashion PLC	4,510	4,278
Kingfisher PLC	3,124	11,879
Lowe’s Cos., Inc.	1,023	241,714
Nitori Holdings Co., Ltd.	730	11,598
O’Reilly Automotive, Inc.(a)	1,540	142,157
Ross Stores, Inc.	590	127,812
Sanrio Co., Ltd.	1,630	10,134
TJX Cos., Inc. (The)	2,025	323,393
Tractor Supply Co.	964	43,669
Ulta Beauty, Inc.(a)	81	42,340
Williams-Sonoma, Inc.	218	39,748
Zalando SE(a)	409	9,992
ZOZO, Inc.	813	5,693

		2,155,307

Textiles, Apparel & Luxury Goods – 0.3%
adidas AG	312	50,499
Asics Corp.(b)	1,272	34,198
Deckers Outdoor Corp.(a)	266	26,624
Gildan Activewear, Inc.	321	17,877
Hermes International SCA	58	109,872
Kering SA	136	41,298
Lululemon Athletica, Inc.(a)	195	29,855
LVMH Moet Hennessy Louis Vuitton SE	454	248,179
Moncler SpA	426	25,649
NIKE, Inc. - Class B	2,159	114,038
Pandora A/S	144	10,292
Swatch Group AG (The)(b)	55	12,142
Tapestry, Inc.	373	52,634

		773,157

		13,571,985

Company	Shares	U.S. $ Value

Communication Services – 5.3%
Diversified Telecommunication Services – 0.7%
AST SpaceMobile, Inc.(a) (b)	411	$34,060
AT&T, Inc.	12,930	374,841
BCE, Inc.(b)	136	3,432
BT Group PLC	10,906	30,565
Cellnex Telecom SA(b)	871	28,007
Charter Communications, Inc. - Class A(a) (b)	154	33,246
Comcast Corp. - Class A	6,629	190,319
Deutsche Telekom AG (REG)	6,709	250,402
Elisa Oyj	259	12,616
HKT Trust & HKT Ltd. - Class H	6,914	10,804
Koninklijke KPN NV	6,980	38,904
NTT, Inc.	54,492	54,517
Orange SA	3,396	69,628
Singapore Telecommunications Ltd.	13,552	52,070
Swisscom AG (REG)	50	41,958
Telecom Italia SpA/Milano(a)	20,966	14,720
Telecom Italia SpA/Milano (Saving Shares)(a)	10,992	9,078
Telefonica SA	6,721	29,408
Telenor ASA	1,123	19,751
Telia Co. AB	4,302	22,040
Telstra Group Ltd.	7,184	26,520
TELUS Corp.	932	11,979
Verizon Communications, Inc.	7,690	386,038

		1,744,903

Entertainment – 0.8%
Capcom Co., Ltd.	632	13,355
CTS Eventim AG & Co. KGaA	114	6,677
Electronic Arts, Inc.	433	88,276
Konami Group Corp.	183	22,551
Liberty Media Corp.-Liberty Formula One - Class C(a)	388	32,988
Live Nation Entertainment, Inc.(a)	297	45,295
Netflix, Inc.(a)	7,728	743,047
Nexon Co., Ltd.	677	12,752
Nintendo Co., Ltd.	2,013	114,913
ROBLOX Corp. - Class A(a)	1,075	60,802
Spotify Technology SA(a)	286	138,684
Take-Two Interactive Software, Inc.(a)	337	66,558
Toho Co., Ltd./Tokyo	960	10,084
Universal Music Group NV	2,007	38,958
Walt Disney Co. (The)	3,256	313,813
Warner Bros Discovery, Inc.(a)	4,295	117,941

		1,826,694

Interactive Media & Services – 3.4%
Alphabet, Inc. - Class A	10,613	3,051,874
Alphabet, Inc. - Class C	8,874	2,545,596
Autotrader Group PLC	1,536	9,614
CAR Group Ltd.(b)	690	11,015
LY Corp.	5,021	12,106
Meta Platforms, Inc. - Class A	3,972	2,272,500
Pinterest, Inc. - Class A(a)	1,089	19,972
REA Group Ltd.(b)	96	10,518

Company	Shares	U.S. $ Value
Reddit, Inc. - Class A(a)	185	$24,910
Scout24 SE	137	10,571
Snap, Inc. - Class A(a)	1,971	9,067

		7,977,743

Media – 0.1%
EchoStar Corp. - Class A(a) (b)	257	30,087
Fox Corp. - Class A	381	22,250
Fox Corp. - Class B	280	14,868
Informa PLC	2,348	23,583
News Corp. - Class A	685	17,077
Omnicom Group, Inc.	574	43,228
Publicis Groupe SA	417	34,515
Trade Desk, Inc. (The) - Class A(a)	805	18,265

		203,873

Wireless Telecommunication Services – 0.3%
Airtel Africa PLC(e)	1,663	7,669
KDDI Corp.	5,346	91,025
Rogers Communications, Inc. - Class B	665	25,575
SoftBank Corp.	52,439	70,170
SoftBank Group Corp.	6,770	164,848
T-Mobile US, Inc.	918	192,807
Tele2 AB - Class B	998	20,656
Vodafone Group PLC	34,197	51,581

		624,331

		12,377,544

Consumer Staples – 3.5%
Beverages – 0.7%
Anheuser-Busch InBev SA/NV	1,803	124,743
Asahi Group Holdings Ltd.	2,774	27,697
Carlsberg AS - Class B	171	21,244
Coca-Cola Co. (The)	7,453	566,801
Coca-Cola Europacific Partners PLC	379	34,364
Coca-Cola HBC AG(a)	398	22,419
Constellation Brands, Inc. - Class A	269	40,350
Davide Campari-Milano NV(b)	1,123	8,024
Diageo PLC	4,060	75,505
Heineken Holding NV	236	16,795
Heineken NV	525	40,382
Keurig Dr. Pepper, Inc.	2,355	62,007
Kirin Holdings Co., Ltd.	1,417	22,539
Monster Beverage Corp.(a)	1,337	96,879
PepsiCo, Inc.	2,494	387,293
Pernod Ricard SA	368	27,365
Suntory Beverage & Food Ltd.	254	7,173

		1,581,580

Consumer Staples Distribution & Retail – 1.2%
Aeon Co., Ltd.	4,061	48,553
Alimentation Couche-Tard, Inc.	1,342	76,067
Carrefour SA	1,074	19,886
Casey’s General Stores, Inc.	68	49,494
Coles Group Ltd.	2,448	37,123
Costco Wholesale Corp.	809	806,112

Company	Shares	U.S. $ Value
Dollar General Corp.	402	$47,729
Dollar Tree, Inc.(a)	345	37,781
Empire Co., Ltd. - Class A	229	8,203
George Weston Ltd.	311	21,972
J Sainsbury PLC	3,135	14,067
Jeronimo Martins SGPS SA	516	12,338
Kesko Oyj - Class B	498	11,060
Koninklijke Ahold Delhaize NV	1,625	75,675
Kroger Co. (The)	1,097	79,379
Loblaw Cos. Ltd.	1,071	48,827
Marks & Spencer Group PLC	3,751	16,901
MatsukiyoCocokara & Co.	599	9,534
Metro, Inc./CN	370	25,316
Seven & i Holdings Co., Ltd.(b)	3,800	51,109
Sysco Corp.	874	62,342
Target Corp.	826	100,111
Tesco PLC	11,646	73,195
Tsuruha Holdings, Inc.	414	6,471
Walmart, Inc.	7,994	993,494
Woolworths Group Ltd.	2,228	56,262

		2,789,001

Food Products – 0.5%
Ajinomoto Co., Inc.	1,650	46,648
Archer-Daniels-Midland Co.	877	63,749
Associated British Foods PLC(b)	587	14,694
Barry Callebaut AG (REG)(b)	7	12,310
Bunge Global SA	247	31,418
Chocoladefabriken Lindt & Spruengli AG(b)	2	28,084
Danone SA	1,180	94,291
General Mills, Inc.	974	36,252
Hershey Co. (The)	270	56,130
Hormel Foods Corp.	553	12,526
JDE Peet’s NV	312	11,530
Kerry Group PLC - Class A	293	23,329
Kikkoman Corp.	1,237	11,230
Kraft Heinz Co. (The)	1,621	36,456
Lotus Bakeries NV	1	11,291
Magnum Ice Cream Co. NV (The)(a)	893	13,119
McCormick & Co., Inc./MD	462	23,303
Mondelez International, Inc. - Class A	2,354	135,685
Mowi ASA	865	19,673
Nestle SA (REG)	4,933	483,883
Orkla ASA	1,278	16,083
Salmar ASA	123	7,177
Saputo, Inc.	445	13,903
Tyson Foods, Inc. - Class A	517	33,124
WH Group Ltd. - Class H	15,208	19,990
Wilmar International Ltd.	3,503	10,524

		1,266,402

Household Products – 0.4%
Church & Dwight Co., Inc.	438	40,874
Clorox Co. (The)	223	23,109
Colgate-Palmolive Co.	1,397	119,066
Essity AB - Class B	1,100	28,350
Henkel AG & Co. KGaA	190	13,648
Henkel AG & Co. KGaA (Preference Shares)	292	22,557

Company	Shares	U.S. $ Value
Kimberly-Clark Corp.	606	$58,461
Procter & Gamble Co. (The)	4,262	615,603
Reckitt Benckiser Group PLC	1,176	79,075
Unicharm Corp.(b)	2,038	11,949

		1,012,692

Personal Care Products – 0.2%
Beiersdorf AG	177	15,910
Estee Lauder Cos., Inc. (The) - Class A	449	32,225
Kao Corp.	827	32,193
Kenvue, Inc.	3,496	60,271
L’Oreal SA	438	178,831
Shiseido Co., Ltd.	729	14,894
Unilever PLC	3,961	217,456

		551,780

Tobacco – 0.5%
Altria Group, Inc.	3,062	202,061
British American Tobacco PLC	3,972	230,610
Imperial Brands PLC	1,374	55,713
Japan Tobacco, Inc.	2,188	83,940
Philip Morris International, Inc.	2,839	469,400

		1,041,724

		8,243,179

Energy – 2.9%
Energy Equipment & Services – 0.1%
Baker Hughes Co.	1,800	109,890
Halliburton Co.	1,536	59,888
SLB Ltd.	2,725	140,038
Tenaris SA	684	19,995

		329,811

Oil, Gas & Consumable Fuels – 2.8%
Aker BP ASA	576	21,294
ARC Resources Ltd.(b)	1,042	21,685
Bollore SE	1,281	7,325
BP PLC	28,710	224,708
Cameco Corp.	794	86,346
Canadian Natural Resources Ltd.(b)	3,799	185,321
Cenovus Energy, Inc.	2,576	68,367
Cheniere Energy, Inc.	393	111,518
Chevron Corp.	3,488	721,667
ConocoPhillips	2,254	297,528
Coterra Energy, Inc.	1,390	48,845
Devon Energy Corp.	1,088	54,748
Diamondback Energy, Inc.	340	67,249
Enbridge, Inc.	3,978	215,643
ENEOS Holdings, Inc.	4,936	44,474
Eni SpA(b)	3,730	106,058
EOG Resources, Inc.	990	143,124
EQT Corp.	1,139	72,486
Equinor ASA	1,399	59,603
Expand Energy Corp.	435	47,754
Exxon Mobil Corp.	7,691	1,304,855
Galp Energia SGPS SA	761	18,247
Idemitsu Kosan Co., Ltd.	1,410	13,843

Company	Shares	U.S. $ Value
Imperial Oil Ltd.	309	$40,474
Inpex Corp.	1,607	47,534
Keyera Corp.(b)	418	16,169
Kinder Morgan, Inc.	3,653	122,485
Marathon Petroleum Corp.	548	133,811
Neste Oyj	772	25,088
Occidental Petroleum Corp.	1,348	87,620
OMV AG	269	19,680
ONEOK, Inc.	1,148	103,768
Pembina Pipeline Corp.	1,060	47,449
Phillips 66	735	133,902
Repsol SA	2,058	57,930
Santos Ltd.	5,923	32,420
Shell PLC	10,393	481,352
Suncor Energy, Inc.	2,191	144,917
Targa Resources Corp.	392	98,286
TC Energy Corp.(b)	1,898	118,852
Texas Pacific Land Corp.	107	50,778
TotalEnergies SE	3,622	332,406
Tourmaline Oil Corp.(b)	670	32,067
Valero Energy Corp.	556	137,376
Whitecap Resources, Inc.(b)	2,213	24,976
Williams Cos., Inc. (The)	2,228	162,154
Woodside Energy Group Ltd.	3,467	82,298

		6,476,480

		6,806,291

Materials – 2.3%
Chemicals – 0.9%
Air Liquide SA	1,057	218,480
Air Products & Chemicals, Inc.	406	117,939
Akzo Nobel NV	312	17,936
Asahi Kasei Corp.	2,366	23,150
BASF SE	1,628	100,269
CF Industries Holdings, Inc.	285	37,004
Corteva, Inc.	1,230	102,963
Dow, Inc.	1,297	54,020
DSM-Firmenich AG	315	22,530
DuPont de Nemours, Inc.	762	34,900
Ecolab, Inc.	465	123,699
EMS-Chemie Holding AG(a) (b)	13	10,222
Evonik Industries AG	467	9,164
ICL Group Ltd.	1,412	7,288
International Flavors & Fragrances, Inc.	468	33,953
Linde PLC	852	422,388
LyondellBasell Industries NV - Class A(b)	465	37,460
Mitsubishi Chemical Group Corp.	2,234	13,060
Nippon Paint Holdings Co., Ltd.	1,729	10,842
Nippon Sanso Holdings Corp.	316	11,205
Nitto Denko Corp.	1,238	24,765
Novonesis Novozymes B - Class B	643	38,201
Nutrien Ltd.(b)	881	66,504
PPG Industries, Inc.	410	43,821
RPM International, Inc.	234	23,260
Sherwin-Williams Co. (The)	429	137,516
Shin-Etsu Chemical Co., Ltd.	3,077	125,292
Sika AG (REG)(a)	292	48,331

Company	Shares	U.S. $ Value
Syensqo SA(b)	133	$7,753
Symrise AG	242	20,665
Toray Industries, Inc.	2,529	18,013
Yara International ASA	302	17,653

		1,980,246

Construction Materials – 0.2%
Amrize Ltd.	908	50,866
Buzzi SpA(b)	141	7,128
CRH PLC	1,223	128,562
Heidelberg Materials AG	244	51,493
Holcim AG(a)	977	80,761
Martin Marietta Materials, Inc.	110	64,755
Vulcan Materials Co.	241	65,624

		449,189

Containers & Packaging – 0.1%
Amcor PLC(b)	843	33,509
Avery Dennison Corp.	141	24,348
Ball Corp.	463	27,368
CCL Industries, Inc. - Class B	265	16,604
International Paper Co.	916	32,701
Packaging Corp. of America	164	34,804
Smurfit Westrock PLC	953	37,977

		207,311

Metals & Mining – 1.1%
Agnico Eagle Mines Ltd.	914	185,527
Alamos Gold, Inc. - Class A(b)	766	34,079
Anglo American PLC	2,041	87,632
Antofagasta PLC	719	32,243
ArcelorMittal SA	777	40,296
Barrick Mining Corp.	3,077	125,748
BHP Group Ltd.(b)	9,262	335,123
Boliden AB	518	27,155
Endeavour Mining PLC	352	21,208
Evolution Mining Ltd.	3,703	33,344
First Quantum Minerals Ltd.(a)	1,293	30,915
Fortescue Ltd.(b)	2,998	42,840
Franco-Nevada Corp.	352	87,159
Freeport-McMoRan, Inc.	2,619	153,945
Fresnillo PLC	403	17,863
Glencore PLC(a)	18,190	137,769
Ivanhoe Mines Ltd. - Class A(a) (b)	1,424	12,171
JFE Holdings, Inc.	1,049	12,281
JX Advanced Metals Corp.	1,016	22,518
Kinross Gold Corp.	2,201	67,291
Lundin Gold, Inc.	198	15,131
Lundin Mining Corp.	1,246	31,072
Lynas Rare Earths Ltd.(a)	1,652	22,430
Newmont Corp.	1,990	215,417
Nippon Steel Corp.	8,819	32,520
Norsk Hydro ASA	2,526	26,923
Northern Star Resources Ltd.	2,479	36,037
Nucor Corp.	418	70,684
Pan American Silver Corp.	767	41,959

Company	Shares	U.S. $ Value
Reliance, Inc.	95	$28,872
Rio Tinto Ltd.(b)	677	76,916
Rio Tinto PLC	2,059	191,021
South32 Ltd.	8,182	24,775
Steel Dynamics, Inc.	253	45,540
Sumitomo Metal Mining Co., Ltd.	451	26,250
Teck Resources Ltd. - Class B	833	43,174
Wheaton Precious Metals Corp.	828	108,686

		2,544,514

Paper & Forest Products – 0.0%
Holmen AB - Class B	128	4,590
Stora Enso Oyj - Class R(b)	1,062	12,471
Svenska Cellulosa AB SCA - Class B(b)	1,110	12,870
UPM-Kymmene Oyj(b)	962	30,110

		60,041

		5,241,301

Utilities – 1.8%
Electric Utilities – 1.1%
Acciona SA(b)	45	11,833
Alliant Energy Corp.	469	33,655
American Electric Power Co., Inc.	974	127,672
BKW AG	40	7,886
Chubu Electric Power Co., Inc.	1,244	20,510
CK Infrastructure Holdings Ltd. - Class H	1,149	9,214
CLP Holdings Ltd. - Class H	2,995	28,198
Constellation Energy Corp.	562	156,939
Contact Energy Ltd.	1,535	8,159
Duke Energy Corp.	1,418	185,673
Edison International	702	51,372
EDP SA	5,722	30,279
Elia Group SA/NV	80	12,288
Emera, Inc.(b)	550	28,510
Endesa SA	579	24,146
Enel SpA	14,832	162,156
Entergy Corp.	815	91,573
Evergy, Inc.	420	34,406
Eversource Energy	685	47,457
Exelon Corp.	1,827	89,560
FirstEnergy Corp.	1,002	50,761
Fortis, Inc./Canada	922	51,439
Fortum Oyj(b)	818	20,919
Hydro One Ltd.(b) (e)	602	24,862
Iberdrola SA	11,733	268,617
Kansai Electric Power Co., Inc. (The)	1,728	28,730
NextEra Energy, Inc.	3,756	348,857
NRG Energy, Inc.	350	51,149
Oklo, Inc.(a)	202	10,017
Origin Energy Ltd.	3,064	26,366
PG&E Corp.	4,010	70,456
Power Assets Holdings Ltd. - Class H	2,526	19,708
PPL Corp.	1,350	51,570
Redeia Corp. SA(b)	740	12,543
Southern Co. (The)	2,008	193,812
SSE PLC	2,201	76,086

Company	Shares	U.S. $ Value
Terna - Rete Elettrica Nazionale	2,566	$29,348
Verbund AG	124	9,476
Xcel Energy, Inc.	1,079	85,716

		2,591,918

Gas Utilities – 0.1%
AltaGas Ltd.	567	19,666
APA Group	2,398	16,519
Atmos Energy Corp.	295	54,492
Hong Kong & China Gas Co., Ltd. - Class H	20,417	18,572
Italgas SpA	1,111	12,942
Naturgy Energy Group SA	442	13,232
Osaka Gas Co., Ltd.	653	26,450
Snam SpA	3,677	27,855
Tokyo Gas Co., Ltd.	575	27,080

		216,808

Independent Power and Renewable Electricity Producers – 0.1%
Brookfield Renewable Corp.	251	10,003
EDP Renovaveis SA(b)	575	9,216
Meridian Energy Ltd.	2,406	7,702
Orsted AS(a)	964	23,906
RWE AG	1,153	77,573
Vistra Corp.	618	92,904

		221,304

Multi-Utilities – 0.5%
Ameren Corp.	494	54,300
Canadian Utilities Ltd. - Class A	244	8,570
CenterPoint Energy, Inc.	1,191	51,404
Centrica PLC	8,397	23,776
CMS Energy Corp.	555	43,057
Consolidated Edison, Inc.	659	74,586
Dominion Energy, Inc.	1,558	96,315
DTE Energy Co.	379	55,417
E.ON SE	4,094	89,665
Engie SA	3,331	107,350
National Grid PLC	9,061	152,951
NiSource, Inc.	871	40,641
Public Service Enterprise Group, Inc.	911	73,745
Sembcorp Industries Ltd.(b)	1,630	8,465
Sempra	1,191	115,729
Veolia Environnement SA	1,150	43,799
WEC Energy Group, Inc.	594	68,767

		1,108,537

Water Utilities – 0.0%
American Water Works Co., Inc.	356	48,448
Severn Trent PLC	494	20,261
United Utilities Group PLC	1,243	21,673

		90,382

		4,228,949

Company	Shares	U.S. $ Value

Real Estate – 1.2%
Diversified REITs – 0.0%
CapitaLand Integrated Commercial Trust(a)	11,104	$19,912
Covivio SA/France	102	6,096
Land Securities Group PLC	1,291	9,523
Stockland	4,417	13,259
WP Carey, Inc.	400	27,184

		75,974

Health Care REITs – 0.2%
Healthpeak Properties, Inc.(b)	1,270	20,866
Ventas, Inc.	857	70,086
Welltower, Inc.	1,252	247,533

		338,485

Industrial REITs – 0.1%
CapitaLand Ascendas REIT	7,149	13,797
Goodman Group(b)	3,729	66,949
Prologis, Inc.	1,694	223,913
Segro PLC	2,345	20,103

		324,762

Office REITs – 0.0%
Gecina SA	84	6,628
Nippon Building Fund, Inc.(b)	14	11,755

		18,383

Real Estate Management & Development – 0.2%
Azrieli Group Ltd.	77	10,329
CapitaLand Investment Ltd./Singapore(b)	4,270	9,089
CBRE Group, Inc. - Class A(a)	543	73,555
CK Asset Holdings Ltd. - Class H	3,510	20,084
CoStar Group, Inc.(a)	774	31,223
Daito Trust Construction Co., Ltd.	534	12,514
Daiwa House Industry Co., Ltd.	1,022	32,063
Fastighets AB Balder - Class B(a)	1,309	7,666
FirstService Corp.(b)	75	10,433
Henderson Land Development Co., Ltd. - Class H(b)	2,649	9,842
Hongkong Land Holdings Ltd.	1,967	15,329
Hulic Co., Ltd.	840	9,792
LEG Immobilien SE	138	9,014
Mitsubishi Estate Co., Ltd.	1,939	53,820
Mitsui Fudosan Co., Ltd.	4,820	51,383
Sagax AB - Class B	401	7,399
Sino Land Co., Ltd. - Class H	6,674	9,780
Sumitomo Realty & Development Co., Ltd.	1,109	31,469
Sun Hung Kai Properties Ltd. - Class H(b)	2,642	43,992
Swiss Prime Site AG (REG)(a)	154	26,075
Unibail-Rodamco-Westfield	222	24,492
Vonovia SE	1,510	37,769
Wharf Holdings Ltd. (The) - Class H(b)	1,951	5,384
Wharf Real Estate Investment Co., Ltd. - Class H	3,045	8,861

Company	Shares	U.S. $ Value
Zillow Group, Inc. - Class C(a)	306	$12,662

		564,019

Residential REITs – 0.1%
AvalonBay Communities, Inc.	258	42,144
Equity Residential	660	39,039
Essex Property Trust, Inc.	118	28,556
Invitation Homes, Inc.	1,064	26,440
Mid-America Apartment Communities, Inc.	214	26,134
Sun Communities, Inc.	226	28,467
UDR, Inc.	574	19,390

		210,170

Retail REITs – 0.2%
Kimco Realty Corp.	1,237	27,795
Klepierre SA	392	14,716
Link REIT - Class H	4,771	22,113
Realty Income Corp.	1,678	102,660
Regency Centers Corp.	317	23,984
Scentre Group	9,513	21,950
Simon Property Group, Inc.	596	111,172
Vicinity Ltd.(b)	7,130	11,632

		336,022

Specialized REITs – 0.4%
American Tower Corp.	854	147,383
Crown Castle, Inc.	795	64,642
Digital Realty Trust, Inc.	627	112,992
Equinix, Inc.	179	175,463
Extra Space Storage, Inc.	387	50,747
Gaming & Leisure Properties, Inc.	517	22,939
Iron Mountain, Inc.	539	55,054
Public Storage	288	78,013
SBA Communications Corp.	195	33,561
VICI Properties, Inc.	1,950	53,274
Weyerhaeuser Co.	1,316	32,150

		826,218

		2,694,033

Total Common Stocks (cost $45,622,508)		145,886,457

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 35.1%
United States – 35.1%
U.S. Treasury Bonds 1.25%, 05/15/2050	$242	114,599
2.00%, 02/15/2050	304	177,054
2.25%, 08/15/2046	3,239	2,110,346
2.25%, 08/15/2049	287	178,478
2.25%, 02/15/2052	2,209	1,331,103
2.375%, 11/15/2049	584	371,799
2.375%, 05/15/2051	1,716	1,073,054
2.50%, 02/15/2045	212	148,979
2.50%, 05/15/2046	386	265,263

	Principal Amount (000)	U.S. $ Value
2.75%, 08/15/2047	$254	$179,957
2.875%, 05/15/2043	221	169,567
2.875%, 08/15/2045	37	27,764
2.875%, 11/15/2046	187	136,364
2.875%, 05/15/2049	313	222,639
2.875%, 05/15/2052	417	289,371
3.00%, 05/15/2045	265	201,648
3.00%, 02/15/2047	238	177,161
3.00%, 05/15/2047	409	304,161
3.00%, 02/15/2048	350	258,346
3.00%, 08/15/2048	792	581,423
3.00%, 02/15/2049	257	187,471
3.125%, 02/15/2043	487	389,432
3.50%, 02/15/2039	555	500,638
3.625%, 08/15/2043	1,177	1,004,437
3.625%, 05/15/2053	247	197,704
3.75%, 11/15/2043	194	168,226
4.00%, 11/15/2052	248	213,258
4.25%, 05/15/2039	134	129,681
4.25%, 08/15/2054	266	238,594
4.375%, 11/15/2039	502	489,331
4.375%, 08/15/2043	195	184,250
4.50%, 02/15/2036	693	705,593
4.50%, 08/15/2039	179	177,040
4.625%, 02/15/2046	111	106,976
4.625%, 02/15/2055	267	254,800
4.625%, 11/15/2055	234	223,507
4.75%, 02/15/2037	279	288,661
4.75%, 05/15/2055	2,036	1,982,237
4.75%, 08/15/2055	585	570,210
4.75%, 02/15/2056	160	156,000
4.875%, 08/15/2045	4	3,988
5.25%, 11/15/2028	2,017	2,084,493
5.375%, 02/15/2031	359	380,518
5.50%, 08/15/2028	762	788,613
6.125%, 11/15/2027	1,389	1,436,194
6.25%, 05/15/2030	374	406,700
U.S. Treasury Notes
0.625%, 05/15/2030	934	817,629
0.625%, 08/15/2030	572	496,310
0.75%, 01/31/2028	1,330	1,257,993
0.875%, 11/15/2030	566	493,349
1.00%, 07/31/2028	2,116	1,983,965
1.375%, 11/15/2031	681	590,555
1.50%, 02/15/2030	1,257	1,150,528
1.625%, 05/15/2031	1,692	1,509,409
1.875%, 02/15/2032	1,787	1,584,706
2.25%, 08/15/2027	2,292	2,243,359
2.25%, 11/15/2027	3,588	3,499,391
2.375%, 05/15/2027	3,329	3,276,724
2.375%, 05/15/2029	171	163,459
2.75%, 02/15/2028	645	632,335
2.75%, 08/15/2032	949	877,381
2.875%, 05/15/2028	400	392,701
2.875%, 05/15/2032	2,242	2,097,251
3.125%, 11/15/2028	912	896,084
3.125%, 08/31/2029	727	709,611
3.375%, 05/15/2033	1,115	1,062,228
3.50%, 04/30/2028	794	789,075

			Principal Amount (000)	U.S. $ Value
3.50%, 02/15/2029	$		1,286	$1,274,948
3.50%, 09/30/2029			832	822,055
3.50%, 02/15/2033			1,420	1,366,624
3.625%, 03/31/2028			1,209	1,204,304
3.625%, 08/15/2028			1,419	1,413,014
3.625%, 08/31/2029			807	800,587
3.75%, 12/31/2028			1,202	1,199,253
3.75%, 12/31/2030			503	498,717
3.875%, 07/31/2027			714	714,335
3.875%, 03/15/2028			1,210	1,211,218
3.875%, 09/30/2032			520	513,256
3.875%, 08/15/2033			1,128	1,107,771
3.875%, 08/15/2034			868	845,601
4.00%, 06/30/2028			694	696,727
4.00%, 01/31/2029			561	563,586
4.00%, 07/31/2029			752	754,905
4.00%, 01/31/2033			1,158	1,149,315
4.00%, 02/15/2034			1,299	1,281,545
4.125%, 10/31/2031			957	962,084
4.125%, 11/15/2032			1,062	1,062,798
4.25%, 06/30/2029			567	573,493
4.25%, 03/31/2033			2,448	2,464,830
4.25%, 11/15/2034			316	315,801
4.25%, 05/15/2035			1,037	1,033,946
4.25%, 08/15/2035			705	702,167
4.375%, 08/31/2028			1,306	1,321,921
4.375%, 11/30/2030			493	501,936
4.375%, 05/15/2034			1,051	1,061,902
4.50%, 05/31/2029			1,211	1,234,456
4.50%, 11/15/2033			1,206	1,231,368
4.625%, 09/30/2028			578	589,063
4.625%, 04/30/2029			1,925	1,969,022
4.625%, 02/15/2035			705	722,876

Total Governments - Treasuries (cost $86,171,226)				81,277,095

AGENCIES – 0.8%
Agency Debentures – 0.8%
Federal Home Loan Banks 4.625%, 11/17/2026			800	803,912
Federal National Mortgage Association 6.625%, 11/15/2030			900	1,000,008

Total Agencies (cost $1,783,477)				1,803,920

	Principal Amount (000)

PURCHASED OPTIONS - PUTS – 0.5%
Options on Equity Indices – 0.5%
Euro STOXX 50 Price EUR Index Expiration: Feb 2027; Contracts: 470; Exercise Price: EUR 4,900.00; Counterparty: UBS AG(a)		EUR	2,303,000	122,302

		Notional Amount	U.S. $ Value
FTSE 100 Index Expiration: Mar 2027; Contracts: 90; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(a)	GBP	828,000	$37,116
Nikkei 225 Index Expiration: Mar 2027; Contracts: 6,000; Exercise Price: JPY 44,000.00; Counterparty: UBS AG(a)	JPY	264,000,000	117,248
S&P 500 Index Expiration: Jan 2027; Contracts: 3,700; Exercise Price: USD 5,775.00; Counterparty: UBS AG(a)	USD	21,367,500	794,051

Total Purchased Options - Puts (premiums paid $707,480)			1,070,717

	Shares

RIGHTS – 0.0%
Real Estate – 0.0%
Industrial REITs – 0.0%
CapitaLand Ascendas REIT, expiring 04/15/2026(a) (c) (d) (f)		200	19

Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Telecom Italia SpA/Milano, expiring 04/01/2026(a) (c) (d) (f)		31,958	1

Total Rights (cost $0)			20

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada., expiring 03/31/2040(a) (b) (c) (d) (cost $0)		52	0

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(g) (h) (i) (cost $1,398,203)		1,398,203	1,398,203

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $135,682,894)			231,436,412

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(g) (h) (i) (cost $503,991)		503,991	503,991

U.S. $ Value

Total Investments – 100.2% (cost $136,186,885)(j)	$231,940,403
Other assets less liabilities – (0.2)%	(407,858)

Net Assets – 100.0%	$231,532,545

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Micro S&P 500 E-Mini Futures	10	June 2026	$328,538	$(3,904)
MSCI EAFE Futures	1	June 2026	145,055	1,183
Nikkei 225 (OSE) Futures	1	June 2026	322,359	(11,535)
S&P 500 E-Mini Futures	8	June 2026	2,628,300	(12,419)
U.S. T-Note 2 Yr (CBT) Futures	22	June 2026	4,563,797	(26,209)
U.S. T-Note 10 Yr (CBT) Futures	42	June 2026	4,663,969	(94,810)
U.S. Ultra Bond (CBT) Futures	12	June 2026	1,398,750	(32,692)
Sold Contracts
Euro STOXX 50 Index Futures	18	June 2026	1,143,251	13,203
FTSE 100 Index Futures	9	June 2026	1,214,946	(24,530)
MSCI Singapore ETS Index Futures	1	April 2026	33,958	(94)
S&P/TSX 60 Index Futures	1	June 2026	274,287	(569)
SPI 200 Futures	9	June 2026	1,321,548	(752)
TOPIX Index Futures	2	June 2026	441,574	6,829
U.S. T-Note 5 Yr (CBT) Futures	9	June 2026	973,617	12,223

				$(174,076)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	JPY	1,440,967	USD	9,179	04/10/2026	$93,352
Bank of America NA	USD	1,184	CHF	921	04/16/2026	(29,599)
Bank of America NA	USD	2,664	AUD	3,772	04/22/2026	(61,920)
Barclays Capital, Inc.	GBP	831	USD	1,102	04/24/2026	2,670
Citibank NA	USD	586	JPY	90,460	04/10/2026	(15,578)
Citibank NA	NZD	2,172	USD	1,292	04/22/2026	43,560
Citibank NA	USD	1,143	NZD	1,953	04/22/2026	(20,599)
Citibank NA	GBP	1,001	USD	1,341	04/24/2026	16,561
Deutsche Bank AG	EUR	1,196	USD	1,436	04/16/2026	52,585
Goldman Sachs Bank USA	EUR	2,199	USD	2,599	04/16/2026	55,732
Goldman Sachs Bank USA	USD	1,582	EUR	1,360	04/16/2026	(8,295)
Goldman Sachs Bank USA	USD	1,306	NZD	2,172	04/22/2026	(56,864)
Goldman Sachs Bank USA	GBP	2,107	USD	2,848	04/24/2026	60,068
HSBC Bank USA	USD	3,782	JPY	585,354	04/10/2026	(91,640)
HSBC Bank USA	EUR	3,163	USD	3,707	04/16/2026	47,748
JPMorgan Chase Bank	USD	1,245	JPY	193,232	04/10/2026	(26,978)
Morgan Stanley Bank NA	EUR	905	USD	1,040	04/16/2026	(7,203)
Morgan Stanley Bank NA	AUD	1,479	USD	1,044	04/22/2026	23,899
Morgan Stanley Bank NA	USD	1,114	SEK	10,401	04/23/2026	(14,305)
Morgan Stanley Capital Services, Inc.	CHF	1,075	USD	1,414	04/16/2026	68,332
Morgan Stanley Capital Services, Inc.	EUR	1,632	USD	1,958	04/16/2026	70,553

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	AUD	2,293	USD	1,590	04/22/2026	$8,802
State Street Bank & Trust Co.	USD	767	JPY	119,992	04/10/2026	(10,233)
State Street Bank & Trust Co.	CAD	364	USD	267	04/17/2026	5,679
State Street Bank & Trust Co.	AUD	593	USD	417	04/22/2026	8,254
State Street Bank & Trust Co.	NZD	26	USD	16	04/22/2026	543
State Street Bank & Trust Co.	USD	15	NZD	26	04/22/2026	(302)
State Street Bank & Trust Co.	NOK	272	USD	29	04/23/2026	523
State Street Bank & Trust Co.	SEK	618	USD	69	04/23/2026	4,133
State Street Bank & Trust Co.	USD	66	SEK	618	04/23/2026	(1,057)
UBS	USD	2,575	JPY	391,930	04/10/2026	(103,522)

						$114,899

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF 253	06/19/2026	$2,816

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $146,388 or 0.1% of net assets.

(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CapitaLand Ascendas REIT, expiring 04/15/2026	11/28/2019-02/27/2026	$0	$19	0.00%
Telecom Italia SpA/Milano, expiring 04/01/2026	05/27/2021-02/27/2026	0	1	0.00%

(g)	The rate shown represents the 7-day yield as of period end.
(h)	Affiliated investments.
(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(j)

As of March 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $103,375,175 and gross unrealized depreciation of investments was $(7,678,018), resulting in net unrealized appreciation of $95,697,157.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

EAFE – Europe, Australia, and Far East

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

March 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	$109,594,595	$36,287,722	$4,140		$145,886,457
Governments - Treasuries	—	81,277,095	—		81,277,095
Agencies	—	1,803,920	—		1,803,920
Purchased Options - Puts	—	1,070,717	—		1,070,717
Rights	—	—	20		20
Warrants	—	—	0	(a)	—
Short-Term Investments	1,398,203	—	—		1,398,203
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	503,991	—	—		503,991

Total Investments in Securities	111,496,789	120,439,454	4,160	(a)	231,940,403
Other Financial Instruments(b):
Assets:
Futures	33,438	—	—		33,438
Forward Currency Exchange Contracts	—	562,994	—		562,994
Total Return Swaps	—	2,816	—		2,816
Liabilities:
Futures	(207,514)	—	—		(207,514)
Forward Currency Exchange Contracts	—	(448,095)	—		(448,095)

Total	$111,322,713	$120,557,169	$4,160	(a)	$231,884,042

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2026 is as follows:

Portfolio	Market Value 12/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$729	$11,338	$10,669	$1,398	$22
AB Government Money Market Portfolio*	2,224	2,863	4,583	504	13
Total	$2,953	$14,201	$15,252	$1,902	$35

*	Investments of cash collateral for securities lending transactions.